Interests in Other Entities - Summary of Interest in Other Entities - Parent (Detail) - Santander UK Group Holdings plc [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest in other entities [line items]
Interests in other entities	£ 13,400	£ 13,313
Fellow Subsidiaries [member] | Ordinary Share Capital [member]
Disclosure of interest in other entities [line items]
Interests in other entities	11,645	11,268
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	495	495
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	750	750
300m Perpetual Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	300	300
500m Perpetual Capital Securities [member]
Disclosure of interest in other entities [line items]
Interests in other entities	£ 210	£ 500